LEASES (Tables)	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Weighted-Average Remaining Term
	As of	As of
	September 30,	September 30,
	2025	2024
Weighted-average remaining term
Operating leases	2.75	1.83
Weighted-average discount rate
Operating leases	4.75%	4.75%